Consolidated Statements of Comprehensive Income (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Comprehensive Income
Net Income	$ 302,864	$ 269,979	$ 838,063	$ 769,471
(Loss) gain related to cash flow hedges	(91,450)	(20,353)	(89,321)	(93,304)
Actuarial gains (losses) on defined benefit pension plans	2,111	1,251	5,676	3,661
(Loss) gain related to foreign currency translation	(273,089)	230,723	(106,731)	(79,183)
Income tax (expense) benefit related to components of other comprehensive income	37,302	2,980	28,455	22,132
Other comprehensive income (loss), net of tax	(325,126)	214,601	(161,921)	(146,694)
Total comprehensive income	(22,262)	484,580	676,142	622,777
Comprehensive income attributable to noncontrolling interests	(21,787)	(24,228)	(76,549)	(63,435)
Comprehensive income attributable to the Company	$ (44,049)	$ 460,352	$ 599,593	$ 559,342